REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Abstract]
Disclosure of information about consolidated structured entities [text block]
The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2017:

Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
Main Local Direct Subsidiaries
Fiduciaria Bogotá S.A	Management of trust funds.	Bogotá, Colombia	94.99%	65.29%
Porvenir S.A. and its subsidiary	Management of pension and severance funds.	Bogotá, Colombia	100%	75.69%
Almaviva S.A and its subsidiaries	Logistics services.	Bogotá, Colombia	95.81%	65.85%
Main International Direct Subsidiaries
Leasing Bogotá Panama S.A.	Holding company.(1)	Panamá, Republic of Panamá	100%	68.74%

Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.74%
Main Indirect Subsidiaries
BAC Credomatic Inc.	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá Panamá S.A.).	Panamá, Republic of Panamá	100%	68.74%

(1)	Leasing Bogotá Panamá, has no restrictions for transferring dividends to Colombia.

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2017:

Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	71.05%
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2017:

Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%

The following table presents the details of Banco AV Villas’ most significant subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2017:

Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance and software development	Bogotá, Colombia	100%	78.90%

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, at December 31, 2017:

Main Indirect Subsidiaries
Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
Fiduciaria Corficolombiana S.A.	Trust services	Bogotá, Colombia	100%	44.79%
Leasing Corficolombiana S.A.	Financial services	Bogotá, Colombia	100%	44.79%
Banco Corficolombiana Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	44.79%
Casa de Bolsa S.A.	Securities brokerage and securities funds management.	Bogotá, Colombia	97.30%	63.84%
Hoteles Estelar S. A. and its subsidiaries	Construction and operation of hotels, directly owned by third parties, in Colombia and abroad.	Bogotá, Colombia	84.96%	38.05%
Estudios y Proyectos del Sol S.A.S. and its subsidiaries	Infrastructure projects.	Bogotá, Colombia	100%	44.79%
Pizano S.A. and its subsidiaries	Timber production and transformation, industrial products manufacturing, construction supplies production.	Bogotá, Colombia	59.38%	31.27%
Organización Pajonales S. A. and its subsidiaries	Investment and promotion of agricultural, livestock, forestry and agro industrial companies.	Bogotá, Colombia	98.67%	44.19%
Promigas S.A. E.S.P. and its subsidiaries	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.23%	22.50%
Estudios, Proyectos e Inversiones de los Andes S.A. and its subsidiaries	Infrastructure projects.	Bogotá, Colombia	99.93%	44.76%
Plantaciones Unipalma de los Llanos S.A	Development, production and sale of african palm products.	Bogotá, Colombia	54.53%	24.42%
Colombiana de Licitaciones y Concesiones S.A.S	Infrastructure projects.	Bogotá, Colombia	100%	44.79%
Proyectos de Infraestructura S.A. – PISA and its subsidiaries	Road and Infrastructure Concessions.	Cali, Colombia	88.25%	39.53%